SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Credit Agreement [Member] - USD ($)	Mar. 05, 2025	Mar. 06, 2025
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility	$ 600,000
Initial loan	$ 500,000
Initial loan outstanding		$ 450,000
Interest rate	0.10%
Revolving Note [Member]
Subsequent Event [Line Items]
Principal amount	$ 600,000